Noncontrolling Interests (Details) - USD ($)			1 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 09, 2019	May 31, 2021	Jan. 29, 2021	Dec. 22, 2020	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2021	Dec. 03, 2019
Noncontrolling Interests (Details) [Line Items]
Common shares (in Shares)						23,650,122	22,444,822
Common shares value		$ 278,000			$ 185,069	$ 2,365	$ 2,244
Noncontrolling equity interest		100.00%			20.00%
Par value (in Dollars per share)						$ 0.0001	$ 0.0001
Carrying amount of the noncontrolling interests	$ 130,992		$ 121,807	$ 446,636
Purchase consideration and carryinng value	$ 131,002			$ 10,080
Held an equity interest					80.00%
Purchase consideration			205,711		$ 621,619
Cash consideration					$ 436,550
Common shares (in Shares)					62,622
Market price per share (in Dollars per share)				$ 3.41
Noncontrolling interest, description						Prior to January 2021, JAJI China, a 60% owned subsidiary of CLPS, owned 70% of JAJI HR. In January 2021, JAJI China entered into an agreement with CareerWin to purchase CareerWin’s 30% equity interest in JAJI HR. After the transaction, JAJI China owned 100% of JAJI HR. The purchase consideration was $18,995. The carrying amount of the noncontrolling interests was $12,189. The transaction was accounted for as an equity transaction and the difference of $6,806 between the purchase consideration and the carrying value of the noncontrolling interest of JAJI HR was recorded in the additional paid-in capital on the consolidated balance sheets.
Held equity interest			$ 53.33			$ 927,798	$ 1,247,727
Equity interests						60.00%
Non-controlling interests						$ 6,283
Common Stock [Member]
Noncontrolling Interests (Details) [Line Items]
Common shares (in Shares)		100,000				2,666,666		2,666,666	100,000
Par value (in Dollars per share)									$ 0.0001
Shanghai [Member]
Noncontrolling Interests (Details) [Line Items]
Held an equity interest	70.00%
Shenzhen [Member]
Noncontrolling Interests (Details) [Line Items]
Held an equity interest	80.00%
CLPS [Member]
Noncontrolling Interests (Details) [Line Items]
Held an equity interest		20.00%
HONG KONG | CLPS [Member]
Noncontrolling Interests (Details) [Line Items]
Held an equity interest	30.00%